CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cortelco Systems Holding Corp [Member]	Inventergy Inc [Member]	Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Series A-3 common stock [Member] Inventergy Inc [Member]	Common Stock [Member]	Common Stock [Member] Inventergy Inc [Member]	Common Stock [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Common Stock [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Common Stock [Member] Series A-3 common stock [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member] Series A-3 common stock [Member] Inventergy Inc [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Cortelco Systems Holding Corp [Member]	Invested Equity - Eon Communications Corporation [Member] Cortelco Systems Holding Corp [Member]	Redeemable Convertible Preferred Stock [Member] Inventergy Inc [Member]	Redeemable Convertible Preferred Stock [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Redeemable Convertible Preferred Stock [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Redeemable Convertible Preferred Stock [Member] Series A-3 common stock [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Series A-3 common stock [Member] Inventergy Inc [Member]
Beginning Balance at Jul. 31, 2011	$ 5,614,000	$ 4,670,000					$ 15,000					$ 56,281,000					$ (1,503,000)	$ (49,769,000)	$ 5,000	$ 585,000	$ 585,000	$ 4,085,000
Beginning Balance at (in shares) at Jul. 31, 2011							3,003,985										(139,580)
Stock-based compensation	7,000
Issuance of common stock under employee stock purchase plan	18,000											18,000
Issuance of common stock under employee stock purchase plan (in shares)							12,773
Stock-based compensation expense, stock options and ESPP	7,000											7,000
Reissuance of treasury stock	0											(2,000)					2,000
Reissuance of treasury stock (in shares)																	176
Comprehensive income:
Other	(5,000)																		(5,000)
Comprehensive income	507,000
Net income	512,000	679,000																464,000		48,000	48,000	631,000
Net investment of equity		354,000																			0	354,000
Balance at Jul. 31, 2012	6,146,000	5,703,000					15,000					56,304,000					(1,501,000)	(49,305,000)	0	633,000	633,000	5,070,000
Balance (in shares) at Jul. 31, 2012							3,016,758										(139,404)
Beginning Balance at Jan. 11, 2012			0					0					0										0				0
Beginning Balance at (in shares) at Jan. 11, 2012								0															0
Stock-based compensation			0
Comprehensive income:
Net income			(12,783)					0					0										0				(12,783)
Balance at Dec. 31, 2012			(12,783)					0					0										0				(12,783)
Balance (in shares) at Dec. 31, 2012								0															0
Beginning Balance at Jan. 11, 2012			0
Stock-based compensation			1,166,931
Comprehensive income:
Net income			(2,430,624)
Balance at Sep. 30, 2013			2,297,433
Beginning Balance at Jul. 31, 2012	6,146,000	5,703,000
Comprehensive income:
Net income	135,000	254,000
Balance at Oct. 31, 2012
Beginning Balance at Jul. 31, 2012	6,146,000	5,703,000										56,304,000					(1,501,000)	(49,305,000)		633,000	633,000	5,070,000
Beginning Balance at (in shares) at Jul. 31, 2012																	(139,404)
Stock-based compensation	4,000
Stock-based compensation expense, stock options and ESPP	4,000											4,000
Reissuance of treasury stock	1,000											(3,000)					4,000
Reissuance of treasury stock (in shares)																	320
Comprehensive income:
Comprehensive income	222,000
Net income	222,000	1,184,000																68,000		154,000	154,000	1,030,000
Net distributions to EON Communications Corporation		(390,000)																			0	(390,000)
Balance at Jul. 31, 2013	6,373,000	6,497,000					15,000					56,305,000					(1,497,000)	(49,237,000)	0	787,000	787,000	5,710,000
Balance (in shares) at Jul. 31, 2013							3,016,758										(139,084)
Beginning Balance at Dec. 31, 2012			(12,783)					0					0										0				(12,783)
Beginning Balance at (in shares) at Dec. 31, 2012								0															0
LLC member contribution			12,783					0					12,783										0				0
Issuance of restricted common shares in exchange for LLC interest in recapitalization			0					500					(13,283)										0				12,783
Issuance of restricted common shares in exchange for LLC interest in recapitalization (in shares)								5,000,000															0
Issuance of restricted stock for compensation			0					506					(506)										0				0
Issuance of restricted stock for compensation (in shares)								5,060,048															0
Restricted stock forfeited			0					(5)					5										0				0
Restricted stock forfeited (in shares)								(50,000)															0
Issuance of stock for cash				0	0	3,548,343			0	0	118			0	0	3,548,225								2,760,409	632,541	0		0	0	0
Issuance of stock for cash (in shares)									0	0	1,180,879													5,000,000	1,176,748	0
Stock-based compensation			1,166,931	0	0			0					1,166,931										0				0
Comprehensive income:
Net income			(2,417,841)	0				0					0										0				(2,417,841)
Balance at Sep. 30, 2013			2,297,433					1,119					4,714,155										3,392,950				(2,417,841)
Balance (in shares) at Sep. 30, 2013								11,190,927															6,176,748
Beginning Balance at Jul. 31, 2013	6,373,000	6,497,000					15,000												0		787,000	5,710,000
Beginning Balance at (in shares) at Jul. 31, 2013							3,016,758
Issuance of common stock under employee stock purchase plan (in shares)	13,939
Comprehensive income:
Net income	(400,000)	(121,000)																			15,000	(136,000)
Net distributions to EON Communications Corporation		(209,000)																				(209,000)
Balance at Oct. 31, 2013	$ 5,986,000	$ 6,167,000																			$ 802,000	$ 5,365,000